Debt	3 Months Ended
Jun. 30, 2011
Debt
Debt Disclosure [Text Block]

NOTE 4 – LINE OF CREDIT – RELATED PARTY

Line of credit consists of the following at:

June 30,
2011

December 31,
2010

Revolving credit line due to shareholder of the Company, unsecured, 0% interest, due upon demand
$ 6,799	$ 635

$            6,799

$            635

On January 1, 2011, the Company executed a line of credit in the amount of $10,000 with Summit Capital USA, Inc.  The line of credit carries an annual interest rate of 0% and is due upon demand.  As of June 30, 2011, an amount of $6,799 had been used for general corporate purposes with a remaining balance of $3,201 available.

During the three months ended June 30, 2011, interest expense was $0.  During the six months ended June 30, 2011, interest expense was $0.